Leases-Lessor (Gross Amount of Machinery and Equipment and Related Accumulated Depreciation Under Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Leases-Lessor [Abstract]
Machinery and equipment	¥ 8,354	¥ 9,419
Less accumulated depreciation	6,661	5,840
Machinery and equipment under operating leases, net	¥ 1,693	¥ 3,579